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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):    [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    GBU Inc.
Address: 70 East 55th Street - 12th Floor
         New York, New York 10022

13F File Number:   28-3994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gerald B. Unterman
Title: President
Phone: (212) 753-0700
Signature, Place, and Date of Signing:


/s/ Gerald B. Unterman           New York, New York                May 10, 2001

Report Type   (Check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT
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                              FORM 13F SUMMARY PAGE

                                 Report Summary

Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:              $16,220

List of Other Included Managers:                     None

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
                                                VALUE    SHRS OR    SH/  PUT  INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER    TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT    PRN  CAL  DISCRETION    MANAGERS    SOLE     SHARED   NONE
------------------  --------------  --------   --------  -------    ---  ---  ----------    --------    ----     ------   ----

AT&T Corp.          COM LIB         001957208    2,244   161,460     SH        SOLE                     161,460  0         0
                    GRP A

Broadwing Inc.      COM             111620100    543     28,332      SH                                 28,332   0         0
                                                                               SOLE


Calif.Fed Bank      2nd CONT.       130209703    50      26,466                SOLE                     0        0         0
FSB                 LITIG.

Cendant Corp.       COM             151313103    1,167   80,000      SH        SOLE                     80,000   0         0

Convergys Corp.     COM             212485106    1,022   28,332                SOLE                     28,332   0         0


Global              PFD CV
Crossing Ltd.       6.375%          G3921A126    2,122   39,200      SH        SOLE                     39,200   0         0


Golden State        WT EX 000000    381197136    119     90,390      WT        SOLE                     0        0         0
Bancorp

Kerr McGee          SB DB CV        492386AP2    1,231   1,000,000   PRN        SOLE                    0        0         0
Corp.               5.25% 10

Kmart Fing          PFD TR CV       498778208    1,062   25,975      SH        SOLE                     25,975   0         0
                    7.75%

MCI Worldcom        COM             55268B106    1,313   70,500      SH        SOLE                     70,500   0         0
Inc.

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
National
Australia           CAP UTS         632525309    32       1,190      SH        SOLE                     1,190    0         0
Bank Ltd.           EXCHBL

Nextel Commun.      CLA             65332V103    1,818    125,936    SH        SOLE                     125,936  0         0
Inc.

Qwest Commun.       COM             749121109    1,419    40,500     SH        SOLE                     40,500   0         0
Inc.

Stmicro-
electronics         SB LYON         861012AB8    1,759    1,665,000  PRN       SOLE                     0        0         0
                    Zero 09

WinStar             COM             975515107    319      150,000    SH        SOLE                     150,000  0         0
Commun. Inc.